Annual Total Returns - BlackRock New Jersey Municipal Bond Fund (Investor A, Investor C and Institutional) [BarChart] - Investor A, Investor C and Institutional - BlackRock New Jersey Municipal Bond Fund - Institutional Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	2.33%
Annual Return 2011	12.05%
Annual Return 2012	10.56%
Annual Return 2013	(4.96%)
Annual Return 2014	12.52%
Annual Return 2015	2.76%
Annual Return 2016	0.46%
Annual Return 2017	7.10%
Annual Return 2018	1.15%
Annual Return 2019	7.53%